Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2025
Associates [member]
Disclosure of associates [line items]
Schedule of Financial Information of Investments in Associates

The aggregated profit or loss, total comprehensive income as per the associates latest available interim financial statements, transactions and outstanding balances with associates as of December 31, 2025 and 2024 were as follows.

(EUR’000)	2025	2024
Statement of profit or (loss)
Profit/(loss) for the year from continuing operations	(47,507)	(59,235)
Total comprehensive income	(47,490)	(59,218)
Transactions and outstanding balances as of December 31
Invoicing of goods and services to associates	31,808	18,225
Trade receivables from associates	824	1,759
Contract liabilities	4,944	5,936